Leases - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) contract	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Number of finance lease contracts | contract	1
Operating Lease, Liability	$ 126,132
Sublease Income	3,115	$ 2,023	$ 0
Rent expense	$ 28,817	$ 24,438
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities
Operating Lease Restoration, Liability	$ 1,392	$ 4,396
Maximum
Lessee, Lease, Description [Line Items]
Renewal term	10 years